UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22610

THE HARTFORD ALTERNATIVE STRATEGIES FUND
(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: October 31, 2011

Date of reporting period: November 1, 2010 – October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Hartford Alternative Strategies Fund

The Hartford Alternative Strategies Fund
Schedule of Investments
October 31, 2011
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 67.7%
	Argentina - 0.2%
–	Alto Palermo S.A.	$4
3	Banco Macro S.A.	61
3	BBVA Banco Frances S.A.	20
3	Cresud S.A.	31
2	Empresa Distribuidora y Comercializadora Norte S.A ●	15
7	Grupo Financiero Galicia S.A.	61
2	IRSA Inversiones y Representaciones S.A.	23
2	Nortel Inversora S.A. ●	53
4	Pampa Energia S.A.	49
3	Petrobras Argentina S.A.	38
7	Telecom de Argentina ADR	140
6	Transportadora de Gas del Sur S.A.	20
5	YPF Sociedad Anonima ADR	182
		697
	Australia - 4.5%
381	CFS Retail Property Trust	726
999	Dexus Property Group	889
1,450	Goodman Group	942
364	GPT Group	1,201
705	Mirvac Group	924
492	Stockland	1,625
453	Westfield Group	3,646
599	Westfield Retail Trust	1,596
		11,549
	Brazil - 12.7%
165	Banco Bradesco S.A. ADR	3,006
48	Banco Santander Brasil S.A.	441
4	Brasil Telecom S.A.	27
8	Brasil Telecom S.A. ADR	154
7	Braskem S.A.	127
58	BRF Brasil Foods S.A. ADR	1,212
57	Centrais Eletricas Brasileiras S.A.	655
5	CIA Saneamento Basico De Estado de Sao Paulo	248
11	Companhia Brasileira De Distribuicao S.A. ADR	418
20	Companhia de Bebidas das Americas	549
69	Companhia de Bebidas das Americas ADR	2,317
4	Companhia Energetica de Minas Gerais	56
33	Companhia Energetica de Minas Gerais ADR	566
9	Companhia Paranaense de Energia - Copel	175
68	Companhia Siderurgica Nacional S.A.	637
6	CPFL Energia S.A.	145
12	Embraer S.A. ADR	326
16	Fibria Celulose S.A. ADR	142
19	Gafisa S.A.	138
77	Gerdau S.A.	696
8	GOL Linhas Aereas Inteligentes S.A. ADR	63
193	Itau Unibanco Banco Multiplo S.A. ADR	3,689
326	Petroleo Brasileiro S.A. ADR	8,494
7	Tam S.A.	134
22	Tele Norte Leste Participacoes S.A. ADR	239
13	Tim Participacoes S.A. ADR	329
36	Ultrapar Participacoes S.A.	632
175	Vale S.A.	4,141
113	Vale S.A. SP ADR	2,862
		32,618
	Canada - 0.3%
26	RioCan Real Estate Investment Trust	667

	Cayman Islands - 0.0%
1	Acorn International, Inc. ADR	3
1	Bitauto Holdings Ltd. ●	6
–	eLong, Inc. ADR ●	4
3	Mecox Lane Ltd. ●	5
3	O2Micro International Ltd. ADR ●	12
5	Renren, Inc. ●	32
		62
	Chile - 1.1%
1	Administradora de Fondos de Pensiones Provida S.A.	57
4	Banco de Chile ADR	349
3	Banco Santander Chili S.A. ADR	283
1	China Grentech Corp. ADR ●	3
2	Compania Cervecerias Unidas S.A.	107
6	Corpbanca S.A. ADR	116
5	Embotelladora Andina S.A.	119
9	Empresa Nacional de Electricidad S.A.	456
22	Enersis S.A. ADR	436
14	Lan Airlines S.A. ADR	357
8	Sociedad Quimica Y Minera de Chile S.A.	450
2	Vina Concha Y Toro S.A.	67
		2,800
	China - 4.0%
2	3SBio, Inc. ADR ●	18
1	51job, Inc. ADR ●	38
2	7 Days Group Holdings Ltd. ●	26
6	Actions Semiconductor Co., Ltd. ●	13
4	Airmedia Group, Inc. ●	11
14	Aluminum Corp. of China Ltd.	181
1	ATA, Inc.	7
2	AutoNavi Holdings Ltd. ●	28
12	Baidu, Inc. ADR ●	1,637
1	BCD Semiconductor Manufacturing Ltd. ●	7
1	Bona Film Group Ltd. ●	5
3	Camelot Information Systems, Inc. ●	10
1	Changyou.com Ltd. ●	22
1	China Distance Education Holdings Ltd. ●	2
4	China Eastern Airlines ADR ●	69
1	China Finance Online Co. ●	2
2	China Hydroelectric Corp. ●	3
2	China Kanghui Holdings, Inc. ●	27
43	China Life Insurance Co.	1,660
2	China Lodging Group Ltd. ●	35
1	China Mass Media Corp. ●	2
2	China Medical Technologies, Inc. ADR ●	11
6	China Ming Yang Wind Power Group Ltd. ●	19
2	China Nepstar Chain Drugstore Ltd.	5
1	China New Borun Corp. ●	3
–	China Nuokang Bio-Pharmaceutical, Inc. ●	2
14	China Petroleum & Chemical Corp. ADR	1,368
2	China Real Estate Information Corp. ●	13
3	China Southern Airlines Co., Ltd. ●	84
2	China Sunergy Co., Ltd. ●	2
3	China Techfaith Wirls Communication Technology ADR ●	8
12	China Telecom Corp. Ltd. ADR	732

The accompanying notes are an integral part of these financial statements.

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 67.7% - (continued)
	China - 4.0% - (continued)
2	China Xiniya Fashion Ltd. ●	$4
1	China Zenix Automotive International Ltd. ●	6
1	ChinaCache International Holdings Ltd. ●	7
1	ChinaEdu Corp. ●	7
3	CNinsure, Inc. ●	21
2	Concord Medical Services Holdings Ltd.	7
12	Ctrip.com International Ltd. ADR ●	432
1	Daqo New Energy Corp. ●	4
2	E-Commerce China Dangdang, Inc. ●	13
4	E-House China Holdings, Ltd.	35
8	Focus Media Holding Ltd. ADR ●	204
9	Giant Interactive Group, Inc. ADR	36
1	Global Education & Technology Group Ltd. ●	5
2	Guangshen Railway Co., Ltd.	42
1	Gushan Environmental Energy Ltd. ●	2
4	Hanwha SolarOne Co., Ltd. ●	8
7	Huaneng Power International, Inc. ADR Series N	119
1	IFM Investments Ltd. ●	1
11	JA Solar Holdings Co. Ltd. ADR ●	24
1	Jiayuan.com International Ltd. ●	7
1	JinkoSolar Holding Co., Ltd. ●	10
1	Kingtone Wirelessinfo Solution Holding Ltd. ●	–
2	KongZhong Corp. ADR ●	10
2	Ku6 Media Co., Ltd. ●	3
7	LDK Solar Co., Ltd. ●	28
1	Lentuo International, Inc. ●	4
1	Linktone Ltd. ADR ●	1
7	Mindray Medical International Ltd.	202
1	NA Education Holdings Ltd. ●	1
2	NA Holdings Ltd. ●	14
1	NetQin Mobile, Inc. ●	3
10	New Oriental Education & Technology Group, Inc. ADR ●	309
2	Ninetowns Digital World Trade Holdings Ltd. ●	3
1	Ossen Innovation Co., Ltd. ●	1
3	Perfect World Co., Ltd. ADR ●	43
18	PetroChina Co., Ltd. ADR	2,362
1	Phoenix New Media Ltd. ●	6
6	Renesola Ltd. ●	13
1	SahngPharma Corp. ●	5
31	Semiconductor Manufacturing International Corp. ADR ●	83
2	Shanda Interactive Entertainment Ltd. ADR ●	85
2	Sinopec Shanghai Petrochemical Co., Ltd.	73
1	Sky-Mobi Ltd. ●	4
4	Spreadtrum Communications, Inc.	95
10	Suntech Power Holdings Co., Ltd. ADR ●	29
1	Syswin, Inc. ●	2
1	TAL Education Group ●	13
1	Taomee Holdings Ltd. ●	4
2	The9 Ltd. ●	9
6	Trina Solar Ltd. ADR ●	50
1	Tudou Holdings Ltd. ●	9
4	Vanceinfo Technologies ADR ●	41
3	Vimicro International Corp. ●	4
5	VisionChina Media, Inc. ●	10
6	WuXi PharmaTech Cayman, Inc. ●	76
3	Xinyuan Real Estate Co., Ltd.	6
17	Yanzhou Coal Mining Co., Ltd.	418
6	Youku.com, Inc. ●	125
1	Zuoan Fashion Ltd. ●	3
		11,191
	Colombia - 0.4%
6	Bancolombia S.A. ADR	374
18	Ecopetrol S.A. ADR	751
		1,125
	France - 2.3%
6	Fonciere des Regions	418
5	Gecina S.A.	447
5	Icade	431
22	Klepierre	671
19	Unibail-Rodamco SE	3,766
		5,733
	Hong Kong - 3.6%
–	CDC Software Corp. ●	–
90	China Mobile Ltd. ADR	4,285
41	China Unicom Ltd. ADR	823
2	City Telecom Ltd.	14
13	CNOOC Ltd. ADR	2,444
2	Le Gaga Holding Ltd. ●	8
461	Link REIT	1,583
15	Melco PBL Entertainment Ltd. ADR ●	175
		9,332
	India - 2.8%
11	Dr. Reddy's Laboratories Ltd. ADR	356
49	HDFC Bank Ltd. ADR	1,541
37	ICICI Bank Ltd.	1,362
41	Infosys Technologies Ltd. ADR	2,428
12	Mahanagar Telephone Nigam Ltd. ●	17
2	Patni Computer Systems Ltd. ●	25
1	Rediff.com India Ltd. ●	12
4	Sify Technologies Ltd. ●	23
32	Sterlite Industries Ltd.	330
3	Tata Communications Ltd.	23
30	Tata Motors Ltd. ADR	595
39	Wipro Ltd. ADR	411
		7,123
	Indonesia - 0.3%
21	P.T. Telekomunikasi Indonesia ADR	718
2	PT Indosat Tbk	58
		776
	Japan - 1.1%
–	Japan Prime Realty	335
–	Japan Real Estate Investment Trust	819
–	Japan Retail Fund Investment	599
–	Nippon Building Fund, Inc.	1,091
–	Nomura Real Estate Office Fund, Inc.	304
		3,148
	Jersey - 0.0%
2	WNS Holdings Ltd. ADR ●	21

	Luxembourg - 0.0%
5	Ternium S.A. ADR	114

	Mexico - 3.1%
166	America Movil S.A. de C.V. ADR	4,227

The accompanying notes are an integral part of these financial statements.

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
October 31, 2011
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 67.7% - (continued)
	Mexico - 3.1% - (continued)
3	America Movil SAB de C.V.	$86
88	Cemex S.A. de C.V. ADR ●	383
2	Coca-Cola Femsa S.A.B-SP ADR	209
3	Desarrolladora Homex SAB de CV ●	43
13	Empresas ICA S.A.B. de C.V. ●	68
16	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,089
3	Gruma S.A.B. ●	25
2	Grupo Aeroportuario Del ADR	24
3	Grupo Aeroportuario del Pacifico SAB de CV ADR	108
2	Grupo Aeroportuario del Sureste S.A.B. de C.V.	99
–	Grupo Casa Saba SAB de C.V. ●	3
3	Grupo Simec, S.A. de C.V. ●	20
48	Grupo Televisa S.A. ADR	1,032
1	Grupo TMM S.A. ●	2
1	Industries Bachoco, S.A.	17
2	Maxcom Telecomunicaciones S.A. de CV ●	2
23	Telefonos de Mexico S.A. ADR Class L	365
1	Telefonos de Mexico SAB de CV	21
		7,823
	Netherlands - 0.3%
12	Corio N.V.	629
27	VimpelCom Ltd. ADR	298
		927
	Peru - 0.2%
14	Compania De Minas Buenaventur ADR	562

	Philippines - 0.1%
6	Philippine Long Distance Telephone Co. ADR	358

	Russia - 0.3%
8	Mechel	42
5	Mechel ADR	66
45	Mobile Telesystems OJSC ADR	638
		746
	Singapore - 0.4%
365	Ascendas Real Estate Investment Trust	594
395	Capitamall Trust	587
		1,181
	South Africa - 2.0%
33	AngloGold Ltd. ADR	1,476
3	DRDGOLD Ltd.	22
58	Gold Fields Ltd. ADR	1,008
31	Harmony Gold Mining Co., Ltd. ADR	404
43	Sappi Ltd. ADR	128
43	Sasol Ltd. ADR	1,929
		4,967
	South Korea - 2.7%
1	Gravity Co., Ltd.	1
33	KB Financial Group, Inc.	1,295
45	Korea Electric Power Corp. ADR	498
21	KT Corp. ADR	343
35	LG.Philips LCD Co., Ltd.	348
23	Posco ADR	1,991
19	Shinhan Financial Group Co., Ltd. ADR	1,523
27	SK Telecom Co., Ltd. ADR	401
10	Woori Finance Holdings Co., Ltd.	288
		6,688
	Taiwan - 3.1%
93	Advanced Semiconductor Engineering, Inc. ADR	413
68	AU Optronics Corp. ADR	292
33	Chunghwa Telecom Co., Ltd.	1,110
10	Himax Techologies, Inc. ADR	10
3	Silicon Motion Technology Corp. ●	44
54	Siliconware Precision Industries Co. ADR	282
420	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,304
224	United Microelectronics Corp. ADR	500
		7,955
	Turkey - 0.1%
25	Turkcell Iletisim Hizmetleri A.S. ADR	308

	United Kingdom - 2.0%
174	British Land Co. plc	1,424
115	Capital Shopping Centres Group plc	609
147	Hammerson plc	961
160	Land Securities Group plc	1,746
153	Segro plc	599
		5,339
	United States - 20.1%
1	21Vianet Group, Inc. ●	10
2	Agria Corp. ●	3
2	Ambow Education Holding Ltd. ●	10
196	Annaly Capital Management, Inc.	3,308
19	Avalonbay Communities, Inc.	2,596
30	Boston Properties, Inc.	2,975
1	Charm Communications, Inc. ●	6
5	China Digital TV Holding Co., Ltd.	19
1	Country Style Cooking Restaurant Chain Co., Ltd. ●	15
52	Duke Realty, Inc.	640
61	Equity Residential Properties Trust	3,570
13	Federal Realty Investment Trust	1,141
90	General Growth Properties, Inc.	1,320
84	HCP, Inc.	3,340
36	Health Care, Inc.	1,923
2	Hisoft Technology International Ltd. ●	30
2	Home Inns & Hotels Management, Inc. ●	71
142	Host Hotels & Resorts, Inc.	2,021
4	iSoftStone Holdings Ltd. ●	38
84	Kimco Realty Corp.	1,468
24	Liberty Property Trust	761
27	Macerich Co.	1,345
6	Netease.com, Inc. ●	299
33	Plum Creek Timber Co., Inc.	1,259
94	ProLogis, Inc.	2,792
30	Public Storage	3,864
1	Qihoo 360 Technology Co., Ltd. ●	21
25	Rayonier, Inc.	1,048
1	RDA Microelectronics, Inc. ●	10
19	Regency Centers Corp.	760
7	Shanda Games Ltd. ●	34
2	Simcere Pharmaceutical Group ●	20
61	Simon Property Group, Inc.	7,779

The accompanying notes are an integral part of these financial statements.

Shares or Principal Amount	Market Value ╪
COMMON STOCKS - 67.7% - (continued)
	United States - 20.1% - (continued)
1	SouFun Holdings Ltd.	$14
57	Ventas, Inc.	3,144
34	Vornado Realty Trust	2,835
111	Weyerhaeuser Co.	1,999
2	WSP Holdings Ltd. ●	1
2	Xueda Education Group ●	8
9	Yingli Green Energy Holdings ●	36
		52,533
	Total common stocks
	(cost $156,671)	$176,343

PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
25	Telefonica Brasil S.A.	$727

	Total preferred stocks
	(cost $662)	$727

EXCHANGE TRADED FUNDS - 4.9%
	United States - 4.9%
422	Powershares DB Commodity Index Tracking Fund ●	$11,680
14	SPDR DJ Wilshire Global Real Estate	507
14	Vanguard Emerging Markets	568
		12,755
	Total exchange traded funds
	(cost $11,865)	$12,755

FOREIGN GOVERNMENT OBLIGATIONS - 12.1%
	Argentina - 0.6%
	Argentina (Republic of)
$4,290	2.50%, 12/31/2038	1,598

	Brazil - 1.0%
	Brazil (Republic of)
2,060	11.00%, 08/17/2040	2,726

	Colombia - 0.4%
	Colombia (Republic of)
780	7.38%, 03/18/2019	983

	Croatia - 0.3%
	Croatia (Republic of)
940	6.75%, 11/05/2019 §	949

	Hungary - 0.3%
	Hungary (Republic of)
950	6.38%, 03/29/2021	914

	Indonesia - 0.8%
	Indonesia (Republic of)
1,870	4.88%, 05/05/2021 §	2,005

	Israel - 0.4%
	Israel (Government of)
850	5.13%, 03/26/2019	950

	Korea (Republic of) - 1.1%
	Korea (Republic of)
2,390	7.13%, 04/16/2019	2,976

	Lithuania - 0.3%
	Lithuania (Republic of)
770	7.38%, 02/11/2020 §	862

	Mexico - 1.2%
	United Mexican States
2,650	6.05%, 01/11/2040	3,107

	Panama - 0.4%
	Panama (Republic of)
770	6.70%, 01/26/2036	972

	Peru - 0.4%
	Peru (Republic of)
760	7.35%, 07/21/2025	992

	Philippines - 0.4%
	Philippines (Republic of)
950	4.00%, 01/15/2021	967

	Poland - 0.4%
	Poland (Republic of)
830	6.38%, 07/15/2019	931

	Qatar - 0.4%
	Qatar (State of)
860	5.25%, 01/20/2020 ■	953

	Russia - 1.1%
	Russian Federation Government
2,447	7.50%, 03/31/2030 §	2,899

	South Africa - 0.4%
	South Africa (Republic of)
860	5.50%, 03/09/2020	957

	Turkey - 0.5%
	Turkey (Republic of)
1,370	5.63%, 03/30/2021	1,445

	Ukraine - 0.3%
	Ukraine (Government of)
890	7.95%, 02/23/2021 §	861

	United Arab Emirates - 0.4%
	Emirate of Abu Dhabi
780	6.75%, 04/08/2019 ■	944

	Uruguay - 0.4%
	Uruguay (Republic of)
720	8.00%, 11/18/2022	954

The accompanying notes are an integral part of these financial statements.

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
October 31, 2011
(000’s Omitted)

Shares or Principal Amount	Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 12.1% - (continued)
	Venezuela - 0.6%
	Venezuela (Republic of)
$2,250	9.25%, 09/15/2027		$1,626

	Total foreign government obligations
	(cost $30,575)		$31,571

	Total long-term investments (cost $199,773)		$221,396

SHORT-TERM INVESTMENTS - 15.9%
	Investment Pools and Funds - 4.4%
11,555	JP Morgan U.S. Government Money Market Fund		$11,555

	U.S. Government Agencies - 7.7%
	Federal Home Loan Mortgage Corp.
$10,000	0.07%, 2/10/2012○		$10,000
	Federal National Mortgage Association
10,000	0.07%, 2/22/2012○		9,999
19999			19,999
	U.S. Government Securities - 3.8%
	Other Direct Federal Obligations - 3.8%
	Federal Home Loan Bank
10,000	0.07%, 2/22/2012○╦		9,999

	Total short-term investments
	(cost $41,550)		$41,553

	Total investments
	(cost $241,323) ▲	100.9%	$262,949
	Other assets and liabilities	(0.9)%	(2,369)
	Total net assets	100.0%	$260,580

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 60.0% of total net assets at October 31, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At October 31, 2011, the cost of securities for federal income tax purposes was $241,925 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$22,111
Unrealized Depreciation	(1,087)
Net Unrealized Appreciation	$21,024

●	Non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At October 31, 2011, the aggregate value of these securities was $1,897, which represents 0.7% of total net assets.

The accompanying notes are an integral part of these financial statements.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At October 31, 2011, the aggregate value of these securities was $7,576, which represents 2.9% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Foreign Currency Contracts Outstanding at October 31, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Banc of America Securities	Sell	$216	$220	11/02/2011	$4
British Pound	Banc of America Securities	Sell	100	100	11/02/2011	–
Canadian Dollar	Banc of America Securities	Sell	12	12	11/02/2011	–
Euro	Banc of America Securities	Sell	117	120	11/02/2011	3
Hong Kong Dollar	Banc of America Securities	Sell	28	28	11/02/2011	–
Japanese Yen	Banc of America Securities	Sell	69	71	11/02/2011	2
Singapore Dollar	Banc of America Securities	Sell	21	21	11/02/2011	–
			(563)			$9

Total Return Swap Contracts Outstanding at October 31, 2011

Reference Entity	Counterparty	Notional Amount	Payments received (paid) by Fund	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Deutsche Bank Currency Returns Plus Index	Deutsche Bank	$ 38,500	Effective date index value 192.09*	11/30/11	$ –	$ (113)	$ (113)*

*
At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the value of the Deutsche Bank Currency Returns + (USD) Index (the "Index") at the maturity date less the value of the Index at the effective date of the transaction multiplied by the notional amount. As a receiver of the swap, the Fund would receive the payoff amount when the Index value is greater at the maturity date than the effective date and would pay the payoff when the Index value is less at the maturity date than the effective date.  As a payer of the swap, the Fund would pay the payoff amount when the Index value is greater at the maturity date than the effective date and would receive the payoff amount when the Index value is less at the maturity date than the effective date.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
October 31, 2011
(000’s Omitted)

Distribution by Credit Quality
as of October 31, 2011
Credit Rating *	Percentage of Net Assets
Aa / AA	0 .8
A	1 .9
Baa / BBB	5 .8
Ba / BB	2 .1
B	0.9
Unrated	0.6
U.S. Government Securities	11.5
Non Debt Securities and Other Short-Term Instruments	77.3
Other Assets & Liabilities	(0.9)
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Diversification by Industry
as of October 31, 2011
Industry	Percentage of Net Assets
Equity Securities
Advertising	0.1
Aerospace & Defense	0.1
Agricultural Products	0.0
Airlines	0.2
Airport Services	0.2
Aluminum	0.1
Apparel, Accessories & Luxury Goods	0.0
Application Software	0.0
Asset Management & Custody Banks	0.0
Auto Parts & Equipment	0.0
Automobile Manufacturers	0.2
Automotive Retail	0.0
Biotechnology	0.0
Brewers	1.1
Broadcasting	0.4
Casinos & Gaming	0.1
Catalog Retail	0.0
Coal & Consumable Fuels	0.2
Commodity Chemicals	0.0
Communications Equipment	0.0
Computer Storage & Peripherals	0.0
Construction & Engineering	0.1
Construction Materials	0.1
Data Processing & Outsourced Services	0.0
Distillers & Vintners	0.0
Diversified Banks	5.5
Diversified Metals & Mining	0.1
Diversified REITs	5.0
Drug Retail	0.0
Education Services	0.1
Electric Utilities	1.0
Electronic Components	0.3
Exchange Traded Funds	4.9
Fertilizers & Agricultural Chemicals	0.2
Gas Utilities	0.0
Gold	1.4
Health Care Distributors	0.0
Health Care Equipment	0.1
Health Care Services	0.0
Heavy Electrical Equipment	0.0
Home Entertainment Software	0.1
Homebuilding	0.1
Hotels, Resorts & Cruise Lines	0.2
Human Resource & Employment Services	0.0
Hypermarkets & Super Centers	0.2
Independent Power Producers & Energy Traders	0.2
Industrial REITs	1.9
Insurance Brokers	0.0
Integrated Oil & Gas	5.8
Integrated Telecommunication Services	2.2
Internet Retail	0.0
Internet Software & Services	0.8
IT Consulting & Other Services	1.2
Life & Health Insurance	0.6
Life Sciences Tools & Services	0.0
Mortgage REITs	1.3
Movies & Entertainment	0.0
Office REITs	2.2
Oil & Gas Equipment & Services	0.0
Oil & Gas Exploration & Production	0.9
Oil & Gas Refining & Marketing	0.0
Oil & Gas Storage & Transportation	0.2
Packaged Foods & Meats	0.5
Paper Products	0.2
Pharmaceuticals	0.2
Railroads	0.0
Real Estate Development	0.0
Real Estate Operating Companies	0.0
Real Estate Services	0.0
Residential REITs	2.4
Restaurants	0.0
Retail REITs	11.4
Semiconductor Equipment	0.0
Semiconductor, Electronic Component Manufacturing	0.1
Semiconductors	2.6
Soft Drinks	0.6
Specialized REITs	7.2
Steel	4.0
Water Utilities	0.1
Wireless Telecommunication Services	4.2
Total	72.9%
Foreign Government Obligations	12.1
Short-Term Investments	15.9
Other Assets and Liabilities	(0.9)
Total	100.0%

The accompanying notes are an integral part of these financial statements.

Diversification by Country
as of October 31, 2011
Percentage of
Country	Net Assets
Argentina	0.8%
Australia	4.5
Brazil	14.0
Canada	0.3
Cayman Islands	0.0
Chile	1.1
China	4.0
Colombia	0.8
Croatia	0.3
France	2.3
Hong Kong	3.6
Hungary	0.3
India	2.8
Indonesia	1.1
Israel	0.4
Japan	1.1
Jersey	0.0
Korea (Republic of)	1.1
Lithuania	0.3
Luxembourg	0.0
Mexico	4.3
Netherlands	0.3
Panama	0.4
Peru	0.6
Philippines	0.5
Poland	0.4
Qatar	0.4
Russia	1.4
Singapore	0.4
South Africa	2.4
South Korea	2.7
Taiwan	3.1
Turkey	0.6
Ukraine	0.3
United Arab Emirates	0.4
United Kingdom	2.0
Uruguay	0.4
Venezuela	0.6
United States	25.0
Short-Term Investments	15.9
Other Assets and Liabilities	(0.9)
Total	100.0%

The accompanying notes are an integral part of these financial statements.

The Hartford Alternative Strategies Fund
Investment Valuation Hierarchy Level Summary
October 31, 2011
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$697	$697	$–	$–
Australia	11,549	–	11,549	–
Brazil	32,618	32,618	–	–
Canada	667	667	–	–
Cayman Islands	62	62	–	–
Chile	2,800	2,800	–	–
China	11,191	11,191	–	–
Colombia	1,125	1,125	–	–
France	5,733	–	5,733	–
Hong Kong	9,332	7,750	1,582	–
India	7,123	7,123	–	–
Indonesia	776	776	–	–
Japan	3,148	–	3,148	–
Jersey	21	21	–	–
Luxembourg	114	114	–	–
Mexico	7,823	7,823	–	–
Netherlands	927	298	629	–
Peru	562	562	–	–
Philippines	358	358	–	–
Russia	746	746	–	–
Singapore	1,181	–	1,181	–
South Africa	4,967	4,967	–	–
South Korea	6,688	6,688	–	–
Taiwan	7,955	7,955	–	–
Turkey	308	308	–	–
United Kingdom	5,339	–	5,339	–
United States	52,533	52,533	–	–
Total	$176,343	$147,182	$29,161	$–
Exchange Traded Funds	12,755	12,755	–	–
Foreign Government Obligations	31,571	–	31,571	–
Preferred Stocks	727	727	–	–
Short-Term Investments	41,553	11,555	29,998	–
Total	$262,949	$172,219	$90,730	$–
Foreign Currency Contracts *	9	–	9	–
Total	$9	$–	$9	$–
Liabilities:
Total Return Swaps *	113	–	113	–
Total	$113	$–	$113	$–

♦	For the period September 30, 2011, (commencement of operations) through October 31, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of September 30, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of October 31, 2011
Assets:
Common Stocks	$—	$—	$(1	)*	$—	$1	$—	$—	$—	$—
Total	$—	$—	$(1)		$—	$1	$—	$—	$—	$—

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at October 31, 2011 was $(1).

The accompanying notes are an integral part of these financial statements.

The Hartford Alternative Strategies Fund
Statement of Assets and Liabilities
October 31, 2011
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $241,323)	$262,949
Foreign currency on deposit with custodian (cost $17)	16
Unrealized appreciation on foreign currency contracts	9
Receivables:
Investment securities sold	4,721
Dividends and interest	699
Other assets	1
Total assets	268,395
Liabilities:
Unrealized depreciation on swap contracts	113
Bank overdraft -- U.S. Dollars	4,008
Payables:
Investment securities purchased	3,620
Investment management fees	30
Accrued expenses	6
Other liabilities	38
Total liabilities	7,815
Net assets	$260,580
Summary of Net Assets:
Capital stock and paid-in-capital	$237,784
Accumulated undistributed net investment income	679
Accumulated net realized gain on investments and foreign currency transactions	604
Unrealized appreciation of investments and the translation of assets and liabilities denominated in foreign currency	21,513
Net assets	$260,580

Class Y: Net asset value per share	$10.96
Shares outstanding	23,778
Net assets	$260,580

The accompanying notes are an integral part of these financial statements.

The Hartford Alternative Strategies Fund
Statement of Operations
For the Period September 30, 2011, (commencement of operations) through October 31, 2011
(000’s Omitted)

Investment Income:
Dividends	$412
Interest	122
Less: Foreign tax withheld	(7)
Total investment income	527

Expenses:
Investment management fees	115
Transfer agent fees	—
Custodian fees	—
Accounting services fees	4
Board of Trustees' fees	—
Audit fees	5
Other expenses	1
Total expenses (before waivers)	125
Expense waivers	(1)
Total waivers	(1)
Total expenses, net	124
Net Investment Income	403
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments in securities	619
Net realized gain on swap contracts	321
Net realized loss on foreign currency contracts	(5)
Net realized loss on other foreign currency transactions	(55)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	880
Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation of investments	21,626
Net unrealized depreciation of swap contracts	(113)
Net unrealized appreciation of foreign currency contracts	9
Net unrealized depreciation on translation of other assets and liabilities in foreign currencies	(9)
Net Changes in Unrealized Appreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	21,513
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	22,393
Net Increase in Net Assets Resulting from Operations	$22,796

The accompanying notes are an integral part of these financial statements.

The Hartford Alternative Strategies Fund
Statement of Changes in Net Assets

(000’s Omitted)

For the Period September 30, 2011* through October 31, 2011
Operations:
Net investment income	$403
Net realized gain on investments, other financial instruments and foreign currency transactions	880
Net unrealized appreciation of investments, other financial instruments and foreign currency transactions	21,513
Net Increase In Net Assets Resulting From Operations	22,796
Capital Share Transactions:
Class Y	237,784
Net increase from capital share transactions	237,784
Net Increase In Net Assets	260,580
Net Assets:
Beginning of period	—
End of period	$260,580
Accumulated undistributed (distribution in excess of) net investment income (loss)	$679

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Hartford Alternative Strategies Fund
Notes to Financial Statements
October 31, 2011
(000’s Omitted)

1.	Organization:

The Hartford Alternative Strategies Fund (“Fund”) is a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). However, beneficial interests in the Fund are not registered under the Securities Act of 1933, as amended (“1933 Act”), because such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act. Investments in the Fund may only be made by “accredited investors” within the meaning of Regulation D under the 1933 Act. As a Delaware statutory trust, the Fund does not have authorized shares and the declaration of trust allows the Fund to issue an unlimited number of shares. The Fund is a diversified open-end management investment company.

Class Y shares of the Fund, which are offered only for investment by other Hartford Mutual Funds and/or by 529 Plan investment funds, are sold without a sales charge.

The investment objective of the Fund is to seek to provide investment results that approximate the price and yield performance of a benchmark that is a weighted average of the benchmark of each sleeve within the Fund. The sleeves and benchmarks are as follows:

Commodities/Duetsche Bank Liquid Commodity Optimun Yield Diversified Index
REIT/Morgan Stanley Capital International (“MSCI”) World REIT Index
Currency/DBCR+ Index
Emerging Markets Debt Strategy/Barclays Capital Emerging Markets Tradable Index
Emerging Markets Equity Strategy/BNY Mellon Emerging Markets ADR Index

The Fund commenced operations on September 30, 2011.

The portfolio managers for the Fund are as follows:
Edward C. Caputo, CFA; Vice President; Hartford Investment Management Company
Hugh Whelan, CFA; Managing Director; Hartford Investment Management Company

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with the United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)
Determination of Net Asset Value – The per share net asset value ("NAV") of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio securities and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Fund’s Board of Trustees. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Fund’s portfolio securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets are adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to a security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV.

Fixed income securities (other than short term obligations) and non-exchange traded derivatives held by the Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Fund’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Generally, the Fund may use fair valuation in regard to fixed income securities when the Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Fund’s Board of Trustees.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

The Hartford Alternative Strategies Fund
Notes to Financial Statements – (continued)
October 31, 2011
(000’s Omitted)

•
Level 1 – Quoted prices in active markets for identical securities. Level 1 may include exchange traded instruments such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar securities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt securities that are traded less frequently than exchange traded instruments and which are valued using third party pricing services; foreign equities, that are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; and short-term securities, which are valued at amortized cost.

•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using broker quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and broker quotes for comparable securities along with other assumptions relating to credit quality, collateral value, complexity of the security structure, general market conditions and liquidity. This category may include securities where trading has been halted or there are certain restrictions on trading. While these securities are priced using unobservable inputs, the valuation of these securities reflects the best available data and management believes the prices are a reasonable representation of exit price.

Valuation levels are not necessarily indicative of the risk associated with investing in such securities. Individual securities within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll forward reconciliation which follow the Schedule of Investments.

For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

c)
Security Transactions and Investment Income – Security transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued as of the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis.

d)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities, income, and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid.

Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

e)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined by dividing the Fund’s net assets by the number of shares outstanding.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Fund’s Board of Trustees based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized capital gains, if any, at least once a year.

Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include but are not limited to losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), Regulated Investment Companies (“RICs”), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

3.	Securities and Other Investments:

a)
Illiquid and Restricted Securities – The Fund is permitted to invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value due to the unavailability of reliable market quotations for such securities or investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted securities that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Fund’s Board of Trustees. The Fund, as shown on the Schedule of Investments, had illiquid and/or restricted securities as of October 31, 2011.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

The Hartford Alternative Strategies Fund
Notes to Financial Statements – (continued)
October 31, 2011
(000’s Omitted)

a)
Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund's securities and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund had outstanding foreign currency contracts as shown on the Schedule of Investments as of October 31, 2011.

b)
Swap Agreements – The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. The Fund enters into credit default, total return, cross-currency, interest rate, inflation and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap agreements are also used to gain exposure to certain markets. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Fund’s Board of Trustees, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap and some net periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations. Net periodic payments and some upfront payments received or paid by the Fund with regard to interest rate swaps are recorded as increases or decreases to income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Total Return Swap Agreements – The Fund may invest in total return swap agreements. An investment in a total return swap allows the Fund to gain or mitigate exposure to underlying referenced securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the price appreciation or depreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying to or receiving from the counterparty seller an agreed-upon rate. A variable rate may be correlated to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap agreement, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund, as shown on the Schedule of Investments, had outstanding total return swaps as of October 31, 2011.

c)	Additional Derivative Instrument Information:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2011:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$9	$—	$—	$—	$—	$9
Total	$—	$9	$—	$—	$—	$—	$9

Liabilities:
Unrealized depreciation on swap contracts	$—	$—	$—	$113	$—	$—	$113
Total	$—	$—	$—	$113	$—	$—	$113

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the period September 30, 2011, (commencement of operations) through October 31, 2011

The Effect of Derivative Instruments on the Statement of Operations for the period September 30, 2011, (commencement of operations) through October 31, 2011:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$—	$—	$—	$—	$—	$(321)	$321
Net realized loss on foreign currency contracts	—	(5)	—	—	—	—	(5)
Total	$—	$(5)	$—	$—	$—	$(321)	$316

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of swap contracts	$—	$—	$—	$(113)	$—	$—	$(113)
Net change in unrealized appreciation of foreign currency contracts	—	9	—	—	—	—	9
Total	$—	$9	$—	$(113)	$—	$—	$(104)

5.	Principal Risks:

a)
Credit and Counterparty Risks – Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Hartford Alternative Strategies Fund
Notes to Financial Statements – (continued)
October 31, 2011
(000’s Omitted)

b)
Market Risks – The Fund’s investments in derivatives and other financial instruments expose the Fund to various risks including, but not limited to, interest rate, prepayment, extension, foreign currency, and equity risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. In addition, securities are subject to extension risk. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity. If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

6.	Federal Income Taxes:

a)
Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of RICs. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2011. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)
Net Investment Income (Loss), Net Realized Gains (Losses) – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Components of Distributable Earnings – The Fund’s components of distributable earnings (deficit) on a tax basis at October 31, 2011, are as follows:

Amount
Undistributed Ordinary Income	$1,885
Unrealized Appreciation *	20,911
Total Accumulated Earnings	$22,796

*
The differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)
Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from accumulated undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the period September 30, 2011, (commencement of operations) through October 31, 2011, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Accumulated Undistributed Net Investment Income	$276
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(276)

e)
Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of October 31, 2011.

f)
Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on the tax return for the fiscal year ended October 31, 2011. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Hartford Alternative Strategies Fund
Notes to Financial Statements – (continued)
October 31, 2011
(000’s Omitted)

7.	Expenses:

a)
Investment Management Agreement – Hartford Investment Financial Services, LLC (“HIFSCO”), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), serves as investment manager to the Fund pursuant to an Investment Management Agreement with the Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Fund. In addition, HIFSCO provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HIFSCO has contracted with Hartford Investment Management Company (“Hartford Investment Management”) under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to HIFSCO, a portion of which may be used to compensate Hartford Investment Management.

The schedule below reflects the rates of compensation paid to HIFSCO for investment management services rendered as of October 31, 2011; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $500 million	0.600%
On next $500 million	0.550%
On next $4 billion	0.500%
On next $5 billion	0.480%
Over $10 billion	0.470%

b)
Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between Hartford Life Insurance Company (“HLIC”) and the Fund, HLIC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.020%
On next $5 billion	0.018%
Over $10 billion	0.016%

c)
Operating Expenses – As of October 31, 2011, HIFSCO contractually limited the total operating expenses of this Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses until February 28, 2013, as follows:

Class Y
0.65%

d)
Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. For the period September 30, 2011, (commencement of operations) through October 31, 2011, a portion of the Fund’s chief compliance officer’s compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund during the period September 30, 2011, (commencement of operations) through October 31, 2011, rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly-owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.05% of average daily net assets per fiscal year for Class Y. HASCO was compensated on a per account basis for providing such services. The amount to HASCO and any contractual reimbursement amounts, if applicable, can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of October 31, 2011, affiliates of The Hartford had ownership of shares in the Fund as follows:

Shares
Class Y	10

As of October 31, 2011, affiliated funds of The Hartford had ownership of shares in the Fund as follows:

Fund	Shares
The Hartford Balanced Allocation Fund	7,395
The Hartford Conservative Allocation Fund	1,855
The Hartford Equity Growth Allocation Fund	2,036
The Hartford Growth Allocation Fund	7,308
The Hartford Target Retirement 2010 Fund	318
The Hartford Target Retirement 2015 Fund	355
The Hartford Target Retirement 2020 Fund	1,263
The Hartford Target Retirement 2025 Fund	573
The Hartford Target Retirement 2030 Fund	1,645
The Hartford Target Retirement 2035 Fund	331
The Hartford Target Retirement 2040 Fund	388
The Hartford Target Retirement 2045 Fund	143
The Hartford Target Retirement 2050 Fund	158

9.	Investment Transactions:

For the period September 30, 2011, (commencement of operations) through October 31, 2011, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Amount
Cost of Purchases Excluding U.S. Government Obligations	$209,303
Sales Proceeds Excluding U.S. Government Obligations	10,149

10. Capital Share Transactions:

The following information is for the period September 30, 2011, (commencement of operations) through October 31, 2011:

	For the Period Ended October 31, 2011
	Shares Sold	Shares Issued for Reinvested Dividends	Shares Redeemed	Shares Issued from Merger	Net Increase (Decrease) of Shares
Class Y
Shares	23,778	—	—	—	23,778
Amount	$237,784	$—	$—	$—	$237,784
Total
Shares	23,778	—	—	—	23,778
Amount	$237,784	$—	$—	$—	$237,784

The Hartford Alternative Strategies Fund
Notes to Financial Statements – (continued)
October 31, 2011
(000’s Omitted)

11.	Industry Classifications:

Other than the industry classifications “Other Investment Pools and Funds” and “Exchange Traded Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against HIFSCO on behalf of six funds: The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund and The Hartford Money Market Fund. The lawsuit, which was filed in the United States District Court for the District of New Jersey, seeks recovery under Section 36(b) of the 1940 Act for the alleged overpayment of investment management and 12b-1 distribution fees to HIFSCO. The plaintiffs seek recovery of the alleged overpayments or, alternatively, rescission of the contracts and restitution of all fees paid, together with lost earnings. On November 14, 2011, the plaintiffs filed an amended complaint, which dropped The Hartford Money Market Fund and added The Hartford Capital Appreciation Fund as a plaintiff. The Hartford intends to vigorously defend the action.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Fund because the Fund is not party to the suit.

13.	Indemnifications:

Under the Fund’s organizational documents, the Fund shall indemnify its officers and directors to the fullest extent permitted by law. In addition, the Fund may enter into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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The Hartford Alternative Strategies Fund
Financial Highlights

- Selected Per-Share Data (A) -

Class(A)	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
From September 30, 2011 (commencement of operations), through October 31, 2011
Y(C)	$ 10.00	$ 0.02	$ –	$ 0.94	$ 0.96	$ –	$ –	$ –	$ –	$ 0.96	$ 10.96

(A)	Information presented relates to a share outstanding throughout the indicated period.
(B)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge.  Total return would be reduced if sales charges were taken into account.

(C)	Commenced operations on September 30, 2011.
(D)	Not annualized.
(E)	Annualized.

- Ratios and Supplemental Data -

Total Return(B)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

9.60%(D)	$260,580	0.65%(E)	0.65%(E)	0.65%(E)	2.11%(E)	5%

Report of Independent Registered Public Accounting Firm
The Board of Trustees and Shareholders of
The Hartford Alternative Strategies Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Hartford Alternative Strategies Fund (the Fund) as of October 31, 2011, and the related statement of operations, statement of changes in net assets, and financial highlights for the period September 30, 2011 (commencement of operations) to October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hartford Alternative Strategies Fund at October 31, 2011, the results of its operations, changes in its net assets, and the financial highlights for the period September 30, 2011 (commencement of operations) to October, 31, 2011, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN
December 16, 2011

The Hartford Alternative Strategies Fund
Trustees and Officers (Unaudited)

The Board of Trustees of the Fund appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Each trustee serves until his or her death, resignation, retirement, removal, incapacity, or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Trustees and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Fund’s trustees, as noted in the chart below, are “interested” persons of the Fund. Each trustee serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of October 31, 2011, collectively consist of 91 funds. Correspondence may be sent to directors/trustees and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, Connecticut 06104-2999, except that correspondence to Ms. Fagely may be sent to 500 Bielenberg Drive, Woodbury, Minnesota 55125.

The table below sets forth, for each trustee and officer, his or her name, year of birth, current position with the Fund and date first elected or appointed to the Fund, principal occupation, and, for trustees, other directorships held. The Fund’s statement of additional information contains further information on the trustees and is available free of charge by calling 1-888-843-7824 or writing to Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387.

Information on the aggregate remuneration paid to the Trustees of the Fund can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or trustees who are employed by The Hartford.

Non-Interested Trustees

Lynn S. Birdsong (1946) Trustee since 2011
Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (March 2003 to current). From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Trustee since 2011, Chairman of the Fund since 2011
Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Trustee since 2011
Mr. Hill is Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Trustee since 2011
Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffe currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Trustee since 2011
In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. In February 2008, Mr. Johnston was elected to the Board of Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. Mr. Johnston served as a Director of MultiPlan, Inc. from July 2006 through August 2010. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

The Hartford Alternative Strategies Fund
Trustees and Officers (Unaudited) – (continued)

Phillip O. Peterson (1944) Trustee since 2011
Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Trustee since 2011
Dr. Senbet is the William E. Mayer Chair Professor of Finance and Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department from 1998 to 2006. Previously he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served the finance profession in various capacities, including as director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Trustees and Officers

David N. Levenson (1966) Trustee since 2010
Mr. Levenson currently serves as President of The Hartford’s Wealth Management business. He was appointed to this role in July 2010. Previously, Mr. Levenson served as Executive Vice President of Legacy Holdings for The Hartford from June 2009 to July 2010. From 2006 to 2009, Mr. Levenson was with Hartford Life Insurance K.K. where he served as President and Chief Executive Officer from 2007 to 2009. He served as Managing Director of Hartford Investment Management Company from 2005 to 2006. Additionally, Mr. Levenson serves as Executive Vice President of The Hartford and as President, Director and Chief Executive Officer of Hartford Life Insurance Company (“HLIC”) and Hartford Life, Inc. (“HL Inc.”).

Lowndes A. Smith (1939) Trustee since 2011
Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of HL Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group, Ltd., One Beacon Insurance and Symetra Financial and as a Managing Director of Whittington Gray Associates.

Other Officers

James E. Davey (1964) President and Chief Excutive Officer since 2011
Mr. Davey serves as Executive Vice President of HLIC. Additionally, Mr. Davey serves as President, Chief Executive Officer and Manager of HIFSCO and President, Chief Executive Officer and Manager of HL Investment Advisors, LLC (“HL Advisors”). Mr. Davey joined The Hartford in 2002.

Michael R. Dressen (1963) AML Compliance Officer since 2011
Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of Hartford Administrative Services Company (“HASCO”) and as Assistant Secretary and Compliance Officer of HIFSCO. Mr Dressen joined The Hartford in 2005 from State Farm Insurance Companies where he held various positions related to mutual funds, variable products, and property casualty insurance.

Tamara L. Fagely (1958) Vice President, Controller and Treasurer since 2011
Ms. Fagely has been a Vice President of HASCO since 1998 and Chief Financial Officer since 2006. Currently Ms. Fagely is a Vice President of HLIC. She served as Assistant Vice President of HLIC from December 2001 through March 2005. In addition, Ms. Fagely is Controller and Chief Financial Officer of HIFSCO.

Dr. Robert J. Froehlich (1953) Senior Managing Director since 2011
Dr. Froehlich joined The Hartford as Senior Managing Director in September 2009. Prior to joining The Hartford, Dr. Froehlich served as Vice Chairman of Deutsche Asset Management from 1997-2009.

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2011
Mr. Macdonald serves as Vice President of HLIC and Chief Legal Officer of Mutual Funds and Vice President of HIFSCO. He also serves as Vice President and Secretary of HASCO, and Chief Legal Officer, Secretary and Vice President of HL Advisors. Mr. Macdonald joined The Hartford in 2005.

Vernon J. Meyer (1964) Vice President since 2011
Mr. Meyer serves as Senior Vice President of HLIC. He also serves as Senior Vice President of HIFSCO and HL Advisors. Mr. Meyer joined The Hartford in 2004.

Colleen B. Pernerewski (1969) Vice President and Chief Compliance Officer since 2011
Ms. Pernerewski serves as Vice President and Chief Investment Advisor Compliance Officer of HIFSCO and as Vice President and Chief Compliance Officer of HL Advisors. Ms. Pernerewski joined The Hartford in 2005 from Travelers Life and Annuity where she served as Counsel (2004-2005). Prior to Travelers Life and Annuity, Ms. Pernerewski held the position of Counsel at The Hartford (1998-2004).

Elizabeth L. Schroeder (1966) Vice President since 2011
Ms. Schroeder currently serves as Assistant Vice President of HLIC. Ms. Schroeder joined HLIC in 1991. She is also an Assistant Vice President of HASCO, HIFSCO and HL Advisors.

Martin Swanson (1962) Vice President since 2011
Mr. Swanson is a Vice President of HLIC. Mr. Swanson also serves as Vice President/Marketing for HIFSCO. Prior to joining HLIC in 1998, Mr. Swanson was a Vice President at PaineWebber, Inc.

Jane Wolak (1961) Vice President since 2011
Ms. Wolak currently serves as Senior Vice President of HLIC. Ms. Wolak joined HLIC as Vice President, Retail Product Services in May 2007. She is also Vice President of HASCO. Previously, Ms. Wolak was with Sun Life Financial where she held the position of Vice President, Service Center Operations from 2001-2007.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and a record of how the Fund voted any proxies for the twelve-month period ended June 30, 2011 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Hartford Alternative Strategies Fund
Federal Tax Information (Unaudited)
(000’s Omitted)

The Fund intends to make an election under the IRC Section 853 to pass-through foreign taxes paid by the Fund to their shareholders in the amount of $4. Foreign Source Income was $283.

The Hartford Alternative Strategies Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) and (2) ongoing costs including investment management fees, distribution fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of September 30, 2011, (commencement of operations) through October 31, 2011.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 31/365 (to reflect the period of operations).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value September 30, 2011	Ending Account Value October 31, 2011	Expenses paid during the period September 30, 2011 through October 31, 2011	Beginning Account Value September 30, 2011	Ending Account Value October 31, 2011	Expenses paid during the period September 30, 2011 through October 31, 2011	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class Y*	$1,000.00	$1,096.00	$0.58	$1,000.00	$1,003.69	$0.55	0.65%	31	365

*	Commenced operations on September 30, 2011.

The Hartford Alternative Strategies Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on June 21-22, 2011, the Board of Trustees (the “Board”) of The Hartford Alternative Strategies Fund (the “Fund”), including each of the Independent Trustees, unanimously voted to approve an investment management agreement for the Fund with Hartford Investment Financial Services, LLC (“HIFSCO”) and an investment sub-advisory agreement between HIFSCO and the Fund’s sub-adviser, Hartford Investment Management Company (“Hartford Investment Management,” and together with HIFSCO, the “Advisers”) (collectively, the “Agreements”).

Prior to approving the Agreements, the Board requested, received, and reviewed written responses from the Advisers to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses (the “Adviser Materials”). In addition, the Board’s Investment Committee received in-person presentations from representatives of the Advisers regarding the Fund and the proposed investment strategy.

In determining to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. A more detailed discussion of the factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent, And Quality Of Services to be Provided by the Advisers

The Board requested and considered information concerning the nature, extent, and quality of the services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements, the range of services to be provided, and HIFSCO’s and Hartford Investment Management’s organizational structure, systems and personnel. The Board also considered HIFSCO’s and Hartford Investment Management’s reputation and overall financial strength, and the Board’s past experience with Hartford Investment Management as sub-adviser for other Hartford-sponsored funds.

With respect to HIFSCO, the Board noted that under the Agreements, HIFSCO would be responsible for the management of the Fund, including overseeing fund operations and service providers. The Board also noted that HIFSCO would provide administration services to the Fund as well as investment advisory services in connection with selecting, monitoring and supervising the Fund’s sub-adviser, and that HIFSCO had recommended to the Board that Hartford Investment Management be appointed as the sub-adviser to the Fund. The Board considered HIFSCO’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford Mutual Funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and oversight of the Funds’ 74 portfolio managers. The Board recognized that HIFSCO has demonstrated a record of making changes to the management and/or strategies of the Funds when warranted. The Board considered that HIFSCO would oversee Hartford Investment Management’s investment approach and results and considered HIFSCO’s process for monitoring best execution of portfolio trades by Hartford Investment Management and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered that HIFSCO would oversee compliance with the Fund’s objective and policies as well as with applicable laws and regulations. In addition, the Board considered that HIFSCO or its affiliates would be responsible for providing the Fund’s officers.

With respect to the day-to-day portfolio management services to be provided by Hartford Investment Management, the Investment Committee met with members of the proposed portfolio management team. The Board considered Hartford Investment Management’s investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience.

The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from HIFSCO that the written compliance policies and procedures of HIFSCO and Hartford Investment Management are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HIFSCO’s representation that it did not anticipate making any material changes to HIFSCO’s and the Hartford-sponsored funds’ compliance program as a result of the addition of the Fund.

In considering this information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with HIFSCO and Hartford Investment Management. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HIFSCO and Hartford Investment Management.

Performance of Hartford Investment Management

The Board considered the investment performance of Hartford Investment Management and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s portfolio managers, Hartford Investment Management’s experience managing passive investment strategies comparable to those used by the Fund. HIFSCO and Hartford Investment Management also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process, especially with respect to the alternative asset classes in which the Fund will invest.

Based on these considerations, the Board concluded that it was satisfied that HIFSCO and Hartford Investment Management have the capability of providing satisfactory investment performance for the Fund.

Costs of the Services and Profitability of the Advisers

In considering the proposed advisory and sub-advisory fee schedules for the Fund, the Board reviewed information regarding HIFSCO’s estimated costs to provide investment management and related services to the Fund and the estimated profitability to HIFSCO and its affiliates from all services to be provided to the Fund and all aspects of their relationships with the Fund. In evaluating HIFSCO’s estimated profitability, the Board considered HIFSCO’s representation that the level of estimated profitability was fair and appropriate based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of the Fund to HIFSCO would depend on the growth of assets under management. The Board considered that the Fund would not be offered directly to the public.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services to be Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to HIFSCO and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HIFSCO to Hartford Investment Management, to the extent applicable. In this regard, the Board requested and reviewed information from HIFSCO and Hartford Investment Management relating to the proposed management and sub-advisory fees and total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed management fees and total expenses to those of a peer universe of funds derived from information provided by Lipper Inc., an independent provider of investment company data (“Lipper”), in conjunction with input from an independent financial services consulting firm engaged by the Board. The Board considered that HIFSCO had contractually agreed to: (i) limit the expenses for the Fund’s Class Y shares to 0.65% through February 28, 2013; and (ii) waive Fund management fees in an amount equal to the management fee paid by the Fund’s wholly-owned Cayman Islands subsidiary for as long as the Fund remains invested in the subsidiary. The Board also considered comparative information with respect to the exchange-traded fund investments the Fund is designed to replace.

In considering the reasonableness of the Fund’s management and sub-advisory fees and total expense ratios, the Board considered that, according to the information provided by Lipper, the Fund’s proposed weighted management fees were below the Lipper peer group average and median for all asset levels, and the Fund’s estimated total expenses were also below the Lipper peer group average and median.

Based on these considerations, the Board concluded that the Fund’s proposed fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

The Hartford Alternative Strategies Fund
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect these economies of scale for the benefit of the Fund’s future investors. The Board reviewed the breakpoints in the proposed management fee schedule for the Fund, which would reduce fees as Fund assets grow over time. The Board considered HIFSCO’s representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board noted that the Fund would be offered only to other Hartford Mutual Funds and/or 529 Plan investment funds in private placement transactions that do not involve any public offering. The Board recognized that a fund with assets beyond the last breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower overall effective management fee rates. The Board also considered that expense limitations and fee waivers that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. The Board recognized that a fee schedule that reaches a lower breakpoint quickly provides shareholders with the benefit of anticipated or potential economies of scale. The Board also considered that HIFSCO has been active in managing expenses for the Hartford Mutual Funds.

The Board also considered how any benefits from economies of scale would be realized by the various parties, noting that the fees payable to Hartford Investment Management would be equal to its estimated costs in providing sub-advisory services to the Fund. The Board reviewed relevant information included in the Adviser Materials regarding comparative breakpoint information for other funds in the Fund’s Lipper peer group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s future investors. The Board noted, however, that it would review future growth in Fund assets and the appropriateness of the breakpoints as part of its future annual review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund.

The Board reviewed information noting that Hartford Life, Inc., an affiliate of HIFSCO, would receive fees for fund accounting and related services from the Fund. The Board also considered that Hartford Administrative Services Company, the Fund’s transfer agent and an affiliate of HIFSCO, would receive transfer agency compensation from the Fund.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund and its shareholders for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

Item 2. Code of Ethics.

Registrant has adopted a code of ethics that applies to Registrant’s principal executive officer, principal financial officer, and controller, which is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the Registrant has designated Phillip O. Peterson as an Audit Committee Financial Expert.  Mr. Peterson is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: $14,750 for the fiscal year ended October 31, 2011.

(b)	Audit Related Fees: $706 for the fiscal year ended October 31, 2011. Audit-related services principally in connection with SEC Rule 17Ad-13 report.

(c)	Tax Fees: $3,315 for the fiscal year ended October 31, 2011.

(d)	All Other Fees: $0 for the fiscal year ended October 31, 2010; $0 for the fiscal year ended October 31, 2011.

(e)	(1) A copy of the Audit Committee’s pre-approval policies and procedures is attached as an exhibit.

(e)
(2) One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee's Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)
None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the year ended October 31, 2011, were attributed to work performed by persons other than the principal accountant's full-time employees.

(g)	Non-Audit Fees: $34,021 for the fiscal year ended October 31, 2011.

The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Annual filing.

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the Annual report filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)
Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

11(a)(2)	Section 302 certifications of the principal executive officer and principalfinancial officer of Registrant.

(b)	Section 906 certification.

12(a)(1)	Code of Ethics

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE STRATEGIES FUND

Date: December 14, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 14, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: December 14, 2011	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Controller and Treasurer

EXHIBIT LIST

99.CERT	11(a)(2)	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer

99.906CERT	11(b)	Section 906 certification of principal executive officer and principal financial officer

12(a)(1) Code of Ethics